Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Total	¥ 48,564
Minimum lease payments to be received, Less than 1 year	4,500
Minimum lease payments to be received, 1 to 2 years	4,500
Minimum lease payments to be received, 2 to 3 years	4,500
Minimum lease payments to be received, 3 to 4 years	4,462
Minimum lease payments to be received, 4 to 5 years	4,255
Minimum lease payments to be received, More than 5 years	¥ 26,347